Inventories - Schedule of Inventories (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Inventories [Abstract]
Raw materials	RM 5,688,574	$ 1,393,575	RM 5,964,255
Work-in-progress	280,125	68,624	194,452
Finished goods	2,121,256	519,661	2,232,202
Goods-in-transit	1,072,409	262,717	790,199
Packaging materials	54,556	13,365	31,752
Inventories	RM 9,216,920	$ 2,257,942	RM 9,212,860